Variable Interest Entities - Interests in Consolidated VIEs in the Consolidated Income Statements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
VARIABLE INTEREST ENTITY
Total revenue	$ 4,262	$ 7,240	$ 24,697	$ 23,257	$ 15,062
Net income attributable to noncontrolling interests	6	75	320	929	224
Net income (loss) attributable to Corebridge	(459)	3,366	8,159	8,243	642
Total VIE Assets	366,691		360,322	425,431		$ 422,435
Liabilities	354,226		350,003	396,359		$ 383,760
Real Estate and Investment Entities | Internal Parties
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	2,000		2,100	2,400
Real Estate and Investment Entities | Securitization and Repackaging Vehicles
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	500		600	600
Consolidated VIE
VARIABLE INTEREST ENTITY
Total revenue	112	262	910	2,336	1,138
Net income attributable to noncontrolling interests	6	75	321	929	208
Net income (loss) attributable to Corebridge	78	145	361	796	497
Total VIE Assets	7,230		10,987	14,720
Liabilities	2,782		6,090	7,771
Consolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Total VIE Assets	5,065		4,988	6,245
Liabilities	1,460		1,467	1,855
Consolidated VIE | Securitization Vehicles
VARIABLE INTEREST ENTITY
Total VIE Assets	2,165		5,999	8,475
Liabilities	1,322		4,623	5,916
Consolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Total revenue	53	200	681	1,639	477
Net income attributable to noncontrolling interests	6	75	318	858	173
Net income (loss) attributable to Corebridge	33	114	314	525	229
Consolidated VIE | Securitization And Repackaging And Vehicles
VARIABLE INTEREST ENTITY
Total revenue	59	62	229	247	386
Net income attributable to noncontrolling interests	0	0	3	3	4
Net income (loss) attributable to Corebridge	45	$ 31	47	(33)	137
Consolidated VIE | Affordable Housing Partnerships
VARIABLE INTEREST ENTITY
Total revenue			0	450	275
Net income attributable to noncontrolling interests			0	68	31
Net income (loss) attributable to Corebridge			0	304	$ 131
Corebridge Entities | Real Estate and Investment Entities | Internal Parties
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	1,400		1,400	1,500
AIG Affiliates | Real Estate and Investment Entities | Internal Parties
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	700		700	900
Unconsolidated VIE
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	2,832		2,784	2,452
Total VIE Assets	376,688		376,055	309,866
Unconsolidated VIE | Securitization Vehicles
VARIABLE INTEREST ENTITY
Total VIE Assets			3,600
Liabilities			3,200
Unconsolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Off-balance sheet exposure associated with VIEs	2,832		2,784	2,452
Total VIE Assets	$ 376,688		$ 376,055	$ 309,866